Short-term Borrowings and Long-term Debt Schedule of 2015 Debt Issuances (Details) In Millions, unless otherwise specified	12 Months Ended					0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended				0 Months Ended
	Jan. 31, 2015 USD ($)	Jan. 31, 2014 USD ($)	Jan. 31, 2013 USD ($)	Jan. 31, 2015 Total unsecured debt USD ($)	Jan. 31, 2014 Total unsecured debt USD ($)	Apr. 08, 2014 Total unsecured debt 1.900% Debt Issuance, Due 2022 [Domain] USD ($)	Apr. 08, 2014 Total unsecured debt 1.900% Debt Issuance, Due 2022 [Domain] EUR (€)	Apr. 08, 2014 Total unsecured debt 2.550% Debt Issuance, Due 2026 [Domain] USD ($)	Apr. 08, 2014 Total unsecured debt 2.550% Debt Issuance, Due 2026 [Domain] EUR (€)	Apr. 22, 2014 Total unsecured debt 1.000% Debt Issuance, Due 2017 [Domain] USD ($)	Apr. 22, 2014 Total unsecured debt 1.000% Debt Issuance, Due 2017 [Domain] USD ($)	Oct. 22, 2014 Total unsecured debt 3.300% Debt Issuance, Due 2024 [Domain] USD ($)	Apr. 22, 2014 Total unsecured debt 3.300% Debt Issuance, Due 2024 [Domain] USD ($)	Oct. 22, 2014 Total unsecured debt 3.300% Debt Issuance, Due 2024 [Domain] USD ($)	Apr. 22, 2014 Total unsecured debt 3.300% Debt Issuance, Due 2024 [Domain] USD ($)	Apr. 22, 2014 Total unsecured debt 4.300% Debt Issuance, Due 2044 [Domain} USD ($)	Apr. 22, 2014 Total unsecured debt 4.300% Debt Issuance, Due 2044 [Domain} USD ($)
Schedule of Fiscal Year 2015 Debt Issuances [Line Items]
Principal Amount							€ 850		€ 650		$ 500			$ 500	$ 1,000		$ 1,000
Interest Rate							1.90%		2.55%		1.00%			3.30%	3.30%		4.30%
Proceeds	$ 5,174	$ 7,072	$ 211	$ 5,030	$ 6,700	$ 1,161		$ 885		$ 499		$ 508	$ 992			$ 985